UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       10/29/2012
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $ 129,551
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  9,304    194,035    SH       SOLE       NONE     35,000  0      159,035
AMERICAN INTL GROUP INC		COM		 026874784  9,774    298,080	SH	 SOLE	    NONE     125,000 0      173,080
ANNALY CAP MGMT INC       	COM              035710409  6,866    407,695    SH       SOLE       NONE     52,000  0      355,695
AOXING PHARMACEUTICAL CO  	COM              03740A106  18       71,842     SH       SOLE       NONE     12,801  0      59,041
APPLE INC                 	COM              037833100  334      500	SH       SOLE       NONE     -       0      500
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  268      3,040      SH       SOLE       NONE     -       0      3,040
BROOKFIELD RESIDENTIAL PPTYS	COM		 11283W104  4,147    296,641    SH       SOLE       NONE     74,191  0      222,450
CAPITAL ONE FINL CORP     	COM 		 14040H105  5,712    100,200    SH       SOLE       NONE     26,000  0      74,200
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  2,891    140,455    SH       SOLE       NONE     37,000  0      103,455
CASH STORE FINL SVCS INC  	COM 		 14756F103  4,297    756,598    SH       SOLE       NONE     240,100 0      516,498
CENTRAL SECS CORP         	COM 		 155123102  508      25,210     SH       SOLE       NONE     -       0      25,210
CHESAPEAKE ENERGY CORP          COM              165167107  5,675    300,765    SH       SOLE       NONE     60,600  0      240,165
CHIMERA INVT CORP         	COM 		 16934Q109  7,548    2,785,200  SH       SOLE       NONE     400,000 0      2,385,200
COCA COLA CO              	COM 		 191216100  500      13,194     SH       SOLE       NONE     -       0      13,194
CORRECTIONS CORP AMER     	COM 		 22025Y407  3,191    95,405     SH       SOLE       NONE     23,000  0      72,405
DIRECTV COM               	CL A 		 25490A101  2,836    54,080     SH       SOLE       NONE     12,300  0      41,780
EVEREST RE GROUP LTD		COM		 G3223R108  1,284    12,000	SH	 SOLE	    NONE     12,000  0      -
FIRST HORIZON NATL CORP   	COM 		 320517105  953      99,012     SH       SOLE       NONE     -       0      99,012
HAWAIIAN TELCOM HOLDCO INC      COM              420031106  4,038    227,735    SH       SOLE       NONE     60,000  0      167,735
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  7,947    131,598    SH       SOLE       NONE     45,813  0      85,785
INTERVEST BANCSHARES CORP 	CL A 		 460927106  6,789    1,786,684  SH       SOLE       NONE     482,040 0      1,304,644
JOHNSON & JOHNSON         	COM 		 478160104  207      3,000      SH       SOLE       NONE     -       0      3,000
NVR INC                   	COM 		 62944T105  3,123    3,698      SH       SOLE       NONE     900     0      2,798
NATIONAL INTERSTATE CORP  	COM 		 63654U100  2,468    95,664     SH       SOLE       NONE     54,778  0      40,886
OLD REP INTL CORP         	COM 		 680223104  16,466   1,770,525  SH       SOLE       NONE     800,000 0      970,525
ONEBEACON INSURANCE GROUP LTD   CL A             G67742109  1,791    133,283    SH       SOLE       NONE     -       0      133,283
POTLATCH CORP             	COM 		 737630103  1,207    32,298     SH       SOLE       NONE     -       0      32,298
REGIONS FINANCIAL CORP    	COM 		 7591EP100  142      19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,310    17,000     SH       SOLE       NONE     17,000  0      -
RENT A CTR INC            	COM 		 76009N100  4,709    134,390    SH       SOLE       NONE     32,000  0      102,390
STANCORP FINL GROUP INC   	COM		 852891100  469      15,000     SH       SOLE       NONE     15,000  0      -
STARWOOD PPTY TR INC      	COM 		 85571B105  9,971    428,475    SH       SOLE       NONE     70,000  0      358,475
WALTER ENERGY			COM	         93317Q105  1,814    55,890     SH       SOLE       NONE     11,000  0      44,890
WALTER INVT MGMT CORP		COM		 93317W102  275	     7,437	SH	 SOLE	    NONE     -       0      7,437
WHITE MTNS INS GRP LTD		COM	         G9618E107  719      1,400      SH       SOLE       NONE     1,400   0      -

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